Exhibit 99.1

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

World Omni Auto Leasing LLC World Omni Financial Corp. 250 Jim Moran Boulevard Deerfield Beach, Florida 33442	1 July 2021

Re:	World Omni Automobile Lease Securitization Trust 2021-A (the “Issuing Entity”)

Asset-Backed Notes, Series 2021-A (the “Notes”)

Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by World Omni Auto Leasing LLC (the “Depositor”), World Omni Financial Corp. (the “Sponsor”), Wells Fargo Securities, LLC (”Wells Fargo Securities”), BofA Securities, Inc. (“BofA Securities”) and MUFG Securities Americas Inc. (”MUFG,” together with the Depositor, Sponsor, Wells Fargo Securities and BofA Securities, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of new automobile and light-duty truck leases and the related leased vehicles (the “Leases”) relating to the Issuing Entity’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “WOL2021A.txt” and the corresponding record layout and decode information, as applicable (the “Base Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain new automobile and light-duty truck leases and the related leased vehicles (the “Leases”) as of 8 June 2021 (the “Actual Cutoff Date”) and
ii.	Labeled “LST Make and Model Mapping 2021A.xlsx” and the corresponding record layout and decode information, as applicable (the “Vehicle Make and Vehicle Model Mapping File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the vehicle make and vehicle model corresponding to each Lease,
b.	Imaged copies of:
i.	The closed end motor vehicle lease agreement, closed end dealer lease worksheet, amendment, correction notice or other related documents (collectively and as applicable, the “Lease Contract”),
ii.	Certain printed screen shots and account summary information from the Sponsor’s lease servicing system (the “System Screen Shots”),
iii.	The certificate of title, electronic title, application for title or other related documents (collectively and as applicable, the “Title”) and
iv.	The borrower credit application (the “Credit Application,” together with the Lease Contract, System Screen Shots and Title, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Lease (as defined in Attachment A),

c.	Information, assumptions and methodologies (collectively, the “Provided Sample Characteristics Calculation Methodology”), which are shown on Exhibit 1 to Attachment A, that the Sponsor, on behalf of the Depositor, indicated relate to the calculation of the characteristic(s) listed on Exhibit 1 to Attachment A (the “Provided Calculation Sample Characteristics”) for each Lease,
d.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which is shown on Exhibit 2 to Attachment A, and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Data File is the Subject Matter as of the date of this report.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Base Data File, Vehicle Make and Vehicle Model Mapping File, Source Documents, Provided Sample Characteristics Calculation Methodology, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Base Data File, Vehicle Make and Vehicle Model Mapping File, Source Documents, Provided Sample Characteristics Calculation Methodology or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Leases (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 July 2021

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Lease on the Base Data File with the corresponding:
a.	Vehicle make and vehicle model information, which we determined using the information on the Vehicle Make and Vehicle Model Mapping File and
b.	Provided Calculation Sample Characteristics, which we calculated using the Provided Sample Characteristics Calculation Methodology.

The Base Data File, as adjusted, is hereinafter referred to as the “Data File.”

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Leases from the Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Data File.

For the purpose of the procedures described in this report, the 125 Sample Leases are referred to as Sample Lease Numbers 1 through 125.

3.	For each Sample Lease, as applicable, we:

a.	Compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was found to be in agreement.

b.	Observed that the Lease Contract was labeled as a “closed-end lease.”

c.	Observed that the Lease Contract was originated by a dealer located in Alabama, Florida, Georgia, North Carolina or South Carolina.

d.	Observed that the Lease Contract contained a signature or an electronic signature, as applicable, in the lessee signature section of the Lease Contract. We performed no procedures to determine the validity of the signature or electronic signature contained in the lessee signature section of the Lease Contract.

Attachment A Page 2 of 2

3.	(continued)

e.	Observed that the Lease Contract contained a signature or an electronic signature, as applicable, in the co-lessee signature section for each Sample Lease with a CoApp Indicator value of “Y,” as shown on the Data File. We performed no procedures to determine the validity of the signature or electronic signature contained in the co-lessee signature section of the Lease Contract.

f.	Observed that “AL Holding Corp.” or “AL Holding Group” was the named lien holder or owner, as shown in the Title, or that the lien holder has assigned the vehicle securing the Sample Lease to “AL Holding Corp.” or “AL Holding Group,” as shown in the Title, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

g.	Observed the existence of a Credit Application.

Exhibit 1 to Attachment A

Provided Sample Characteristics Calculation Methodology

For the purpose of calculating the Provided Calculation Sample Characteristics for each Lease on the Base Data File, the Sponsor, on behalf of the Depositor, instructed us to perform the following calculation(s):

Provided Calculation Sample Characteristic	Calculation Methodology

Adjusted capitalized cost	The sum of the: a. Original Principal Balance and b. Admin Fee, both as shown on the Base Data File

Total depreciation	The difference between the: a. Adjusted capitalized cost, as calculated above, and b. Residual Value, as shown on the Base Data File

Monthly depreciation	The result of dividing the: a. Total depreciation, as calculated above, by b. Original Term, as shown on the Base Data File

Adjusted FICO score

For each Lease with an App Bureau Score value greater than “0,” as shown on the Base Data File, use the App Bureau Score, as shown on the Base Data File

For each remaining Lease, use the Coapp Bureau Score, as shown on the Base Data File

Reporting period scheduled payment amount	The sum of the: a. Base Rental Payment and b. Sales Tax, both as shown on the Base Data File

Exhibit 2 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Data File Field Name	Source Document(s)	Note(s)
Lessee number	Lease Number	Lease Contract	i.
Lessee name	Customer Name	Lease Contract	ii.
Billing state	STATE	Lease Contract or System Screen Shots	iii.
Origination state	Origination State	Lease Contract
Vehicle year	Collateral Year	Lease Contract
Vehicle make	Make	Lease Contract	ii.
Vehicle model	Model	Lease Contract	ii.
Vehicle identification number	VIN#	Lease Contract
Contract date	Contract Date	Lease Contract
Residual value	Residual Value	Lease Contract	iv.
Original lease term	Original Term	Lease Contract
Adjusted capitalized cost	Adjusted capitalized cost	Lease Contract	iv.
Monthly payment	Base Rental Payment	Lease Contract	iv.
Manufacturer’s suggested retail price	MSRP	System Screen Shots	iv.
Total depreciation	Total depreciation	Lease Contract	iv.
Monthly depreciation	Monthly depreciation	Lease Contract and recalculation	iv., v.
Maturity date	Maturity Date	Lease Contract, System Screen Shots and recalculation	vi.
Adjusted FICO score	Adjusted FICO score	System Screen Shots	vii.
Reporting period scheduled payment amount	Reporting period scheduled payment amount	(a) Lease Contract and recalculation, (b) Lease Contract, System Screen Shots and recalculation or (c) Lease Contract	iv., viii.
Original first payment date	First Payment Due Date	(a) Lease Contract or (b) Lease Contract and recalculation	ix.
Lease extension (months)	Months Extended	System Screen Shots
Current delinquency status	Days Past Due	System Screen Shots and recalculation	x.

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

iii.	For the purpose of comparing the billing state Sample Characteristic for each Sample Lease (except for Sample Lease Number 12), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document.

For the purpose of comparing the billing state Sample Characteristic for Sample Lease Number 12, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

iv.	For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less (and in accordance with any other applicable note(s)).

v.	For the purpose of comparing the monthly depreciation Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to recalculate the monthly depreciation by dividing the:
a.	Total depreciation by
b.	Original lease term,

both as shown in the Lease Contract (and in accordance with any other applicable note(s)).

Exhibit 2 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the maturity date Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 35, 39, 42, 52, 53, 58, 61, 62, 65, 94, 95, 97, 115 and 124), the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:
a.	Number of months represented by the sum of the:
(1)	Original lease term, as shown in the Lease Contract, and
(2)	Lease extension (months), as shown in the System Screen Shots,

to

b.	Contract date, as shown in the Lease Contract,

subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the maturity date Sample Characteristic for Sample Lease Numbers 35, 39, 42, 52, 53, 58, 61, 62, 65, 94, 95, 97, 115 and 124, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:

a.	Number of months represented by the sum of the:
(1)	Original lease term, as shown in the Lease Contract, and
(2)	Lease extension (months), as shown in the System Screen Shots,

to

b.	Date that is two days after the contract date, as shown in the Lease Contract,

subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the maturity date value, as shown on the Data File, is the 1st or 2nd of the month following a maturity date that falls on the 29th, 30th or 31st day of the month, or on the 28th day of February, as recalculated above.

vii.	For the purpose of comparing the adjusted FICO score Sample Characteristic for each Sample Lease (except for any Sample Leases described in the succeeding paragraph(s) of this note), the Sponsor, on behalf of the Depositor, instructed us to note agreement if the adjusted FICO score value, as shown on the Data File, agreed to at least one FICO score, as shown in the System Screen Shots. We performed no procedures to reconcile any differences that may exist relating to the information shown in the System Screen Shots.

The Sponsor, on behalf of the Depositor, instructed us not to compare the adjusted FICO score Sample Characteristic for any Sample Lease with an adjusted FICO score value of “0,” as shown on the Data File.

Exhibit 2 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the reporting period scheduled payment amount Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 5, 8, 12, 42 and 62), the Sponsor, on behalf of the Depositor, instructed us to recalculate the reporting period scheduled payment amount by adding the:
a.	Monthly payment to
b.	Monthly sales/use tax,

both as shown in the Lease Contract (and in accordance with any other applicable note(s)).

For the purpose of comparing the reporting period scheduled payment amount Sample Characteristic for Sample Lease Numbers 5, 8, 42 and 62, the Sponsor, on behalf of the Depositor, instructed us to recalculate the reporting period scheduled payment amount by:

a.	Multiplying the:
(1)	NEW TAX RATE, as shown in the System Screen Shots, by
(2)	Monthly payment, as shown in the Lease Contract, and
b.	Adding the result obtained above to the monthly payment, as shown in the Lease Contract

(and in accordance with any other applicable note(s)).

For the purpose of comparing the reporting period scheduled payment amount Sample Characteristic for Sample Lease Number 12, the Sponsor, on behalf of the Depositor, instructed us to use the monthly payment, as shown in the Lease Contract (and in accordance with any other applicable note(s)).

Exhibit 2 to Attachment A

Notes: (continued)

ix.	For the purpose of comparing the original first payment date Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 35, 39, 42, 52, 53, 58, 61, 62, 65, 94, 95, 97, 115 and 124), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the original first payment date Sample Characteristic for Sample Lease Numbers 35, 39, 42, 52, 53, 58, 61, 62, 65, 94, 95, 97, 115 and 124, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original first payment date by adding two days to the original first payment date, as shown in the Lease Contract, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the original first payment date value, as shown on the Data File, is the 1st or 2nd of the month following an original first payment date that falls on the 29th, 30th or 31st day of the month, or on the 28th day of February, as shown in the Lease Contract or as recalculated above, as applicable.

x.	For the purpose of comparing the current delinquency status Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current delinquency status as the maximum of:
a.	The difference in days between the:
(1)	Actual Cutoff Date and
(2)	Next due dte, as shown in the System Screen Shots, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note,

and

b.	0.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity that occurred after the Actual Cutoff Date. For the purpose of using the next due dte value, as shown in the System Screen Shots, to recalculate the current delinquency status Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown in the System Screen Shots that occurred on or prior to the Actual Cutoff Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.